EXHIBIT 99.5

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2017-A
Monthly Servicer's Statement
for the month ended June 30, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	13.64%
From	01-Jun-17	15-Jun-17	17-Jul-17	Floating Allocation Percentage at Month-End	85.21%
To	30-Jun-17	17-Jul-17
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2017-A balances were:		Payment Date	Period	Period
		4/15/2019	10/1/2018	No
Notes	$515,000,000.00
A1	515,000,000.00

Principal Amount of Debt	515,000,000.00		Accumulation Account
Required Overcollateralization	$120,819,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	635,819,000.00
			Distributions to Investors
Required Participation Amount	$635,819,000.00		A1 Days	32
Excess Receivables	$101,636,817.67		A1 LIBOR	1.158890%
			A1 Applicable Margin	0.310000%
Total Collateral	737,455,817.67			1.468890%

Collateral as Percent of Notes	143.20%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A	672,425.20	0.67
			Principal A	-	-
	NMOTR
	Total Pool				0.67
Beginning Gross Principal Pool Balance	$6,151,712,952.65					1.47%
Total Principal Collections	$(2,337,471,867.49)
Investment in New Receivables	$2,291,185,115.73
Receivables Added for Additional Accounts	$0.00
Repurchases	$(36,364,948.11)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00		Total Due Investors	672,425.20
New Series Issued During Collection Period	$0.00		Servicing Fee	529,849.17
Less Net CMA Offset	$(656,980,087.87)		Excess Cash Flow	766,360.47
Less Servicing Adjustment	$(6,507,137.49)
Ending Balance	$5,405,574,027.42

SAP for Next Period	13.64%		Reserve Account

Average Receivable Balance	$5,433,578,973.32		Required Balance	$2,575,000.00
Monthly Payment Rate	43.02%		Current Balance	$2,575,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$16,934,916.23			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.86%
Recoveries on Receivables Written Off	0.00
Total Available	$16,934,916.23		Pass / Fail	PASS

			Seller's Interest as a percent of the notes of each series		19.74%